As filed with the Securities and Exchange Commission on September 18, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  April 30, 2019

Date of reporting period:  July 31, 2018

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.46%
Consumer Discretionary - 23.80%
Amazon.com, Inc. (a)	1,154	$2,051,166
Dick's Sporting Goods, Inc.	12,908	440,679
Foot Locker, Inc.	8,508	415,275
Hanesbrands, Inc.	23,807	529,944
Home Depot, Inc.	4,268	843,015
Netflix, Inc. (a)	5,155	1,739,555
Nike, Inc.	6,143	472,458
Starbucks Corp.	11,048	578,805
Williams-Sonoma, Inc.	10,753	628,943
		7,699,840
Consumer Staples - 8.38%
Constellation Brands, Inc.	3,300	693,759
Estee Lauder Companies, Inc.	6,150	829,881
Monster Beverage Corp. (a)	14,590	875,692
Spectrum Brands Holdings, Inc. (a)	3,575	312,348
		2,711,680
Financials - 0.48%
S&P Global, Inc.	775	155,341
Health Care - 14.76%
Agilent Technologies, Inc.	5,390	355,956
Align Technology, Inc. (a)	5,023	1,791,453
AmerisourceBergen Corp.	5,799	474,532
Celgene Corp. (a)	4,312	388,468
Mettler-Toledo International, Inc. (a)	1,142	676,646
Waters Corp. (a)	3,050	601,674
Zoetis, Inc.	5,626	486,536
		4,775,265
Industrials - 7.94%
Acuity Brands, Inc.	2,092	290,851
Cintas Corp.	2,793	571,112
Nordson Corp.	3,210	430,493
United Rentals, Inc. (a)	2,605	387,624
Verisk Analytics, Inc. (a)	5,927	655,645
WABCO Holdings, Inc. (a)	1,847	232,131
		2,567,856
Information Technology - 41.50%
Adobe Systems, Inc. (a)	650	159,042
Alliance Data Systems Corp.	1,358	305,387
Alphabet, Inc. - Class A (a)	413	506,842
Alphabet, Inc. - Class C (a)	413	502,728
Amphenol Corp.	12,784	1,195,432
Apple, Inc.	8,923	1,697,958
Broadcom, Inc.	5,137	1,139,233
Cognizant Technology Solutions - Class A	7,943	647,354
Electronic Arts, Inc. (a)	6,829	879,234
EPAM Systems, Inc. (a)	2,475	322,270
Facebook, Inc. (a)	5,823	1,004,933
Fiserv, Inc. (a)	8,216	620,144
FleetCor Technologies, Inc. (a)	3,010	653,170
Global Payments, Inc.	11,165	1,256,844

IPG Photonics Corp. (a)	2,681	439,791
MasterCard, Inc.	7,667	1,518,066
Paycom Software, Inc. (a)	3,206	340,638
Trimble, Inc. (a)	6,768	238,910
		13,427,976
Materials - 1.60%
Sherwin-Williams Co.	1,178	519,180
TOTAL COMMON STOCKS (Cost $16,120,986)		31,857,138

SHORT-TERM INVESTMENTS - 1.72%
Money Market Funds - 1.72%
Fidelity Government Portfolio - Class I, 1.80% (b)	557,242	557,242
TOTAL SHORT-TERM INVESTMENTS (Cost $557,242)		557,242
Total Investments (Cost $16,678,228) - 100.18%		32,414,380
Liabilities in Excess of Other Assets - (0.18)%		(57,236)
TOTAL NET ASSETS - 100.00%		$32,357,144

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Note 1 - Summary of Fair Value Measurements at July 31, 2018 (Unaudited)
The Logan Capital Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Fund's investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.
Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ
Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market
System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in Level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in Level 1 of the fair value hierarchy.

    Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the
Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the
Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2018:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,699,840	$-	$-	$7,699,840
Consumer Staples	2,711,680	-	-	2,711,680
Financials	155,341	-	-	155,341
Health Care	4,775,265	-	-	4,775,265
Industrials	2,567,856	-	-	2,567,856
Information Technology	13,427,976	-	-	13,427,976
Materials	519,180	-	-	519,180
Total Common Stocks	31,857,138	-	-	31,857,138
Short-Term Investments	557,242	-	-	557,242
Total Investments in Securities	$32,414,380	$-	$-	$32,414,380

     Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at
July 31, 2018, the end of the reporting period.  The Fund recognized no transfers between levels at July 31, 2018. There were no Level 3 securities held in the Fund during the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
 Douglas G. Hess, President/Chief Executive Officer/
 Principal Executive Officer

Date  8/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
 Douglas G. Hess, President/Chief Executive Officer/
 Principal Executive Officer

Date 8/21/2018

By (Signature and Title)*/s/ Cheryl L. King
 Cheryl L. King, Treasurer/Principal Financial Officer

Date 8/21/2018

* Print the name and title of each signing officer under his or her signature.